Note 4 - Fair Value Measurements - Derivative Instruments at Fair Value (Details) $ in Thousands	Jan. 31, 2017 USD ($)
Equity contracts	$ 497
Designated as Hedging Instrument [Member]
Equity contracts
Not Designated as Hedging Instrument [Member]
Equity contracts	$ 497